Other Assets - Other Asset Balances (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 37	$ 21
Taxes receivable	34	38
Prepaid expenses	32	33
Favorable drilling and management services contracts	32	33
Right of use asset	13	35
Insurance receivable	11	14
Deferred contract costs	9	12
Derivative asset - interest rate cap	1	3
Other assets	14	28
Total other assets	$ 183	$ 217